2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
Restatement Of Previously Issued Financial Statements
NOTE 2 - RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Subsequent to the original issuance of the Company’s annual financial statements, the Company determined that mineral option fees totaling $123,913 owing under the terms of its Mineral Option Agreement with LSG dated October 4, 2014 had not, but should have been accrued at December 31, 2015. While a deferral of the actual payment to June 18, 2016 had been granted by LSG in November, 2015, the fees still needed to be accrued as long as they remained unpaid. A second deferral was later granted by LSG on June 15, 2016, extending the repayment date to January 18, 2017. On review, the Company determined that the amount was material and a restatement was required.

No fees were required to be accrued at December 31, 2014 in accordance with the terms of the agreement.

The following financial statement items were affected by the restatement:

Balance Sheet

	As At December 31, 2015
	As previously reported	Adjustment	Restated
Due to related parties	$371,471	$123,913	$495,384
Current liabilities	$461,953	$123,913	$585,866
Accumulated Deficit	$(1,288,111)	$(123,913)	$(1,412,024)
Stockholders’ Deficiency	$(216,100)	$(123,913)	$(340,013)

Statement of Operations:

	Year Ended December 31, 2015
	As previously reported	Adjustment	Restated
Mineral option fees	$—	$123,913	$123,913
Operating Loss Before Other Income (Expense)	$(266,883)	$(123,913)	$(390,796)
Net Loss For The Year	$(287,408)	$(123,913)	$(411,321)

Statement of Cash Flows

	Year Ended December 31, 2015
	As previously reported	Adjustment	Restated
Net loss for the year	$(287,408)	$(123,913)	$(411,321)
Due to related party	$—	$123,913	$123,913

Statement of Stockholders’ Deficiency

	Year Ended December 31, 2015
	As previously reported	Adjustment	Restated
Net loss for the year	$(287,408)	$(123,913)	$(411,321)
Balance, December 31, 2015	$(216,100)	$(123,913)	$(340,013)